Consolidated Statements Of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Operations [Abstract]
Solutions revenue	$ 1,006,949	$ 930,713	$ 843,394
Postage revenue	343,464	311,854	308,919
Total revenue	1,350,413	1,242,567	1,152,313
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	462,332	447,324	388,480
Development and engineering	32,956	31,426	33,271
Sales, marketing, general and administrative	198,379	170,051	147,012
Customer postage	343,464	311,854	308,919
Depreciation and amortization	189,218	183,839	187,225
Accretion	14,446	26,470	8,666
Impairment of long-lived assets	83,169	10,619	1,865
Operating income (loss)	26,449	60,984	76,875
Interest expense, net	146,829	153,169	172,253
Loss on extinguishment of debt		23,160	21,853
Contingent consideration	1,307	(69)
Other	(3,968)	(4,133)	1,250
Income (loss) before income tax provision (benefit)	(117,719)	(111,143)	(118,481)
Income tax provision (benefit)	(41,865)	(36,685)	(40,146)
Net income (loss)	$ (75,854)	$ (74,458)	$ (78,335)